Consolidated Statements of Stockholders' Equity - USD ($)	Preferred Stock [Member]	Common Stock [Member]	Common Stock Subscription Receivable [Member]	Additional Paid-in Capital [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2020		$ 460		$ 8,133,655		$ (6,003,292)	$ 2,130,823
Balance, shares at Dec. 31, 2020	1	4,597,000
Net loss						(4,664,412)	(4,664,412)
Share-based compensation charges				1,571,857			1,571,857
Issuance of common stock for services				20,000			20,000
Issuance of common stock for services, shares		2,857
Issuance of common stock from subscriptions		$ 49	(32,500)	3,410,380			3,377,929
Issuance of common stock from subscriptions, shares		487,205
Issuance of common stock for acquisition		$ 3		199,997			200,000
Issuance of common stock for acquisition, shares		28,571
Issuance of common stock for equipment order		$ 7		499,993			500,000
Issuance of common stock for equipment order, shares		71,429
Balance at Dec. 31, 2021		$ 519	(32,500)	13,835,882		(10,667,704)	3,136,197
Balance, shares at Dec. 31, 2021	1	5,187,062
Net loss						(4,639,662)	(4,639,662)
Share-based compensation charges				1,136,638			1,136,638
Issuance of common stock for services		$ 23		290,528			290,551
Issuance of common stock for services, shares		235,000
Shares issued in Initial Public Offering		$ 375		8,974,282			8,974,657
Shares issued in Initial Public Offering, shares		3,750,000
Issuance of shares for contingent stock liability		$ 24		495,976			496,000
Issuance of shares for contingent stock liability, shares		235,294
Fractional share adjustment
Fractional share adjustment, shares		59
Foreign currency translation					214,253		214,253
Collection of stock subscription			32,500				32,500
Balance at Dec. 31, 2022		$ 941		$ 24,733,306	$ 214,253	$ (15,307,366)	$ 9,641,134
Balance, shares at Dec. 31, 2022	1	9,407,415